Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Intangible Assets, net	$ 110,214				$ 30,337				$ 110,214	$ 30,337
Revenue:
Total Revenue	338,156	286,185	370,807	275,089	280,066	287,684	348,312	251,416	1,270,236	1,167,478	1,020,269
Income from Operations:
Income (loss) from operations									85,914	46,124	55,174
Vistaprint Business Unit [Member]
Revenue:
Total Revenue									1,144,030	1,091,900	972,847
Income from Operations:
Income (loss) from operations									318,758	250,171	227,881
All Other Business Units [Member]
Revenue:
Total Revenue									126,206	75,578	47,422
Income from Operations:
Income (loss) from operations									(17,930)	(14,921)	(6,345)
Corporate and global functions [Member]
Income from Operations:
Income (loss) from operations									(214,914)	(189,126)	(166,362)
Physical printed products and other [Member]
Revenue:
Total Revenue									$ 1,189,905	$ 1,084,698	$ 951,097